Related party transactions - Summary of Transactions Due From Related Parties (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Schedule Of Transactions Due From Related Parties [Line Items]
Prepayments to related parties	¥ 2,023		¥ 138
Loans to related parties	2,147	1,937
Beijing Petdog [Member]
Schedule Of Transactions Due From Related Parties [Line Items]
Trade receivables from related parties		1,564
Nanjing Xingmu [Member]
Schedule Of Transactions Due From Related Parties [Line Items]
Prepayments to related parties			138
Nanjing Animal Pharmaceutical [Member]
Schedule Of Transactions Due From Related Parties [Line Items]
Prepayments to related parties	2,023
Loans to related parties	500	1,000
Wuhan Chunzhijin [Member]
Schedule Of Transactions Due From Related Parties [Line Items]
Other receivables from related parties	7,295	2,481	3,795
Yingzhi (Lisa) Tang [Member]
Schedule Of Transactions Due From Related Parties [Line Items]
Loans to related parties	10
Yan Jiang [Member]
Schedule Of Transactions Due From Related Parties [Line Items]
Loans to related parties	200
Di (Jackie) Chen {Member]
Schedule Of Transactions Due From Related Parties [Line Items]
Loans to related parties	785	785
Ying (Christina) Zhang [Member]
Schedule Of Transactions Due From Related Parties [Line Items]
Loans to related parties	152	152
Fei Wang [Member]
Schedule Of Transactions Due From Related Parties [Line Items]
Loans to related parties	¥ 500